Financial Instruments (Details 6) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Assets [abstract]
Cash and cash equivalents		₪ 954		$ 275	₪ 1,520		$ 457	₪ 2,125	₪ 650
Short-term investments and loans		32			46
Assets		48,963		14,123	86,887
Liabilities [abstract]
Short-term credit from banks and others		585		169	775
Trade payables and other accounts payable		1,031			1,820
Liabilities attributable to assets held for sale		15		4	7,024
Debentures		20,032		5,778	27,319
Convertible debentures					296
Interest-bearing loans from financial institutions and others		4,625		$ 1,334	8,183
Other financial liabilities		765
Other liabilities		15			32
Total liabilities		30,846			53,119
NIS - Linked to the Israeli CPI [Member]
Assets [abstract]
Cash and cash equivalents
Short-term investments and loans					5
Trade and other accounts receivable		5			4
Long-term investments and loans		84			80
Total monetary assets		89			89
Other financial assets	[1]
Other assets			[2]			[3]
Assets		89			89
Liabilities [abstract]
Short-term credit from banks and others
Trade payables and other accounts payable		244
Liabilities attributable to assets held for sale
Debentures		10,052	[4]		10,296	[5]
Convertible debentures
Interest-bearing loans from financial institutions and others		628	[4]		531
Other financial liabilities		1			2
Total financial liabilities		10,925			11,066
Other liabilities			[6]			[7]
Total liabilities		10,925			11,066
Assets, net of liabilities		(10,836)			(10,977)
In or linked to U.S.$ [Member]
Assets [abstract]
Cash and cash equivalents		44			134
Short-term investments and loans		1
Trade and other accounts receivable		7			23
Long-term investments and loans
Total monetary assets		52			157
Other financial assets	[1]
Other assets		466	[2]		20,419	[3]
Assets		518			20,576
Liabilities [abstract]
Short-term credit from banks and others		1
Trade payables and other accounts payable		37			39
Liabilities attributable to assets held for sale					5,678
Debentures			[4]		35	[5]
Convertible debentures
Interest-bearing loans from financial institutions and others		2,301	[4]		3,106
Other financial liabilities		3
Total financial liabilities		2,342			8,858
Other liabilities			[6]			[7]
Total liabilities		2,342			8,858
Assets, net of liabilities		(1,824)			11,718
In or linked to C$ [Member]
Assets [abstract]
Cash and cash equivalents		11			44
Short-term investments and loans					58
Trade and other accounts receivable		47			60
Long-term investments and loans					936
Total monetary assets		58			1,098
Other financial assets	[1]
Other assets		464	[2]		24,753	[3]
Assets		522			25,851
Liabilities [abstract]
Short-term credit from banks and others					45
Trade payables and other accounts payable		17			609
Liabilities attributable to assets held for sale					28
Debentures			[4]		7,260	[5]
Convertible debentures					592
Interest-bearing loans from financial institutions and others		352	[4]		3,162
Other financial liabilities					54
Total financial liabilities		369			11,750
Other liabilities			[6]			[7]
Total liabilities		369			11,750
Assets, net of liabilities		153			14,101
In or linked to Euro [Member]
Assets [abstract]
Cash and cash equivalents		314			335
Short-term investments and loans
Trade and other accounts receivable		104			107
Long-term investments and loans		17			33
Total monetary assets		435			475
Other financial assets	[1]
Other assets		25,335	[2]		21,169	[3]
Assets		25,770			21,644
Liabilities [abstract]
Short-term credit from banks and others		221			179
Trade payables and other accounts payable		493			559
Liabilities attributable to assets held for sale		5			11
Debentures		10,133	[4]		10,088	[5]
Convertible debentures
Interest-bearing loans from financial institutions and others		974	[4]		1,019
Other financial liabilities		78			79
Total financial liabilities		11,904			11,935
Other liabilities			[6]			[7]
Total liabilities		11,904			11,935
Assets, net of liabilities		13,866			9,709
In NIS - non-linked [Member]
Assets [abstract]
Cash and cash equivalents		20			462
Short-term investments and loans		8			5
Trade and other accounts receivable		8			12
Long-term investments and loans		7			195
Total monetary assets		43			674
Other financial assets	[1]
Other assets		2,770	[2]		2,732	[3]
Assets		2,813			3,406
Liabilities [abstract]
Short-term credit from banks and others		67			114
Trade payables and other accounts payable		145			130
Liabilities attributable to assets held for sale
Debentures			[4]		834	[5]
Convertible debentures
Interest-bearing loans from financial institutions and others			[4]		299
Other financial liabilities
Total financial liabilities		212			1,377
Other liabilities			[6]			[7]
Total liabilities		212			1,377
Assets, net of liabilities		2,601			2,029
Other [Member]
Assets [abstract]
Cash and cash equivalents		(565)	[8]		545
Short-term investments and loans		29			28
Trade and other accounts receivable		148			221
Long-term investments and loans		(356)	[9]		380
Total monetary assets		1,098			1,174
Other financial assets	[1]
Other assets		11,851	[2]		11,946	[3]
Assets		12,949			13,120
Liabilities [abstract]
Short-term credit from banks and others		296			437
Trade payables and other accounts payable		290			606
Liabilities attributable to assets held for sale					4
Debentures		1,112	[4]		1,174	[5]
Convertible debentures
Interest-bearing loans from financial institutions and others		420	[4]		445
Other financial liabilities		169			140
Total financial liabilities		2,287			2,806
Other liabilities			[6]			[7]
Total liabilities		2,287			2,806
Assets, net of liabilities		10,662			10,314
Unlinked [Member]
Assets [abstract]
Cash and cash equivalents
Short-term investments and loans
Trade and other accounts receivable		72			91
Long-term investments and loans		108
Total monetary assets		180			91
Other financial assets	[1]	5,395			1,210
Other assets		727	[2]		900	[3]
Assets		6,302			2,201
Liabilities [abstract]
Short-term credit from banks and others
Trade payables and other accounts payable		107			110
Liabilities attributable to assets held for sale		10			1,303
Debentures			[4]			[5]
Convertible debentures
Interest-bearing loans from financial institutions and others			[4]
Other financial liabilities		8			8
Total financial liabilities		125			1,421
Other liabilities		2,682	[6]		3,906	[7]
Total liabilities		2,807			5,327
Assets, net of liabilities		3,495			(3,126)
Total [Member]
Assets [abstract]
Cash and cash equivalents		954			1,520
Short-term investments and loans		38			96
Trade and other accounts receivable		391			518
Long-term investments and loans		572			1,624
Total monetary assets		1,955			3,758
Other financial assets	[1]	5,395			1,210
Other assets		41,613	[2]		81,919	[3]
Assets		48,963			86,887
Liabilities [abstract]
Short-term credit from banks and others		585			775
Trade payables and other accounts payable		1,333			2,290
Liabilities attributable to assets held for sale		15			7,024
Debentures		21,297	[4]		29,687	[5]
Convertible debentures					592
Interest-bearing loans from financial institutions and others		4,675	[4]		8,562
Other financial liabilities		259			283
Total financial liabilities		28,164			49,213
Other liabilities		2,682	[6]		3,906	[7]
Total liabilities		30,846			53,119
Assets, net of liabilities		₪ 18,117			₪ 33,768

[1]	Mainly financial instruments at fair value.
[2]	Mainly investment property, investment property under development, assets held for sale, goodwill and fixed assets.
[3]	Mainly investment property, investment property under development, goodwill, fixed assets and deferred taxes.
[4]	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above. As of the reporting date, the Company has NIS 5,182 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 1,999 million from non-linked NIS to foreign currency.
[5]	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above. As of the reporting date, the Company has NIS 4,758 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 2,249 million from non-linked NIS to foreign currency.
[6]	Mainly deferred taxes and derivatives.
[7]	Mainly deferred taxes, derivatives and advances from customers.
[8]	Mainly in respect of the balance of cash and cash equivalents in Brazilian Rial in the amount of NIS 463 million.
[9]	Mainly in respect of a loan to an associated company in the amount of NIS 340 million (the loan granted in Swedish krona).